Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income		$ 13,581,000	$ 13,755,000	$ 10,661,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		1,543,000	1,499,000	1,240,000
Purchase accounting loan discount accretion		(533,000)	(720,000)	(670,000)
Deferred income taxes		1,380,000	(789,000)	529,000
Provision for loan losses		300,000	6,200,000	550,000
Gain on sale of loans	[1]	(13,468,000)	(24,139,000)	(9,071,000)
Net securities losses (gains)	[1]	16,000	(289,000)	(4,000)
Change in fair value of mortgage servicing rights	[1]	(295,000)	293,000	258,000
Increase in cash surrender value of life insurance		(402,000)	(368,000)	(390,000)
Net amortization of security premiums and discounts		832,000	954,000	921,000
Stock option expense		183,000	164,000	266,000
Deferred compensation expense		200,000	251,000	210,000
Proceeds from sale of loans held for sale		452,533,000	657,116,000	281,269,000
Originations of loans held for sale		(430,412,000)	(636,792,000)	(279,986,000)
Increase (decrease) in other assets		1,558,000	(1,248,000)	(1,259,000)
Increase (decrease) in other liabilities		(833,000)	1,330,000	(941,000)
Net cash provided by operating activities		26,438,000	17,217,000	3,623,000
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of available-for-sale securities		0	15,538,000	15,985,000
Proceeds from maturities of available-for-sale securities, including paydowns on mortgage-backed securities		34,378,000	41,639,000	26,724,000
Purchases of available-for-sale securities		(152,544,000)	(63,136,000)	(54,014,000)
Purchases of FHLB stock		0	(296,000)	0
Proceeds from redemption of FHLB stock		469,000	0	0
Proceeds from sale of other real estate owned		0	0	68,000
Net (increase) decrease in loans		25,138,000	(57,296,000)	(14,086,000)
Purchases of premises and equipment		(3,958,000)	(1,580,000)	(753,000)
Net cash used in investing activities		(96,517,000)	(65,131,000)	(26,076,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in deposits		92,061,000	131,285,000	40,969,000
Net increase in fed funds purchased		12,000	0	0
Proceeds from other borrowings		7,000,000	0	0
Principal payments on other borrowings		(7,750,000)	(51,000,000)	(6,693,000)
Purchase of treasury stock		(368,000)	0	(95,000)
Proceeds from sale of treasury stock		243,000	95,000	71,000
Payments of deferred compensation		(170,000)	(165,000)	(160,000)
Cash paid for cancellation of stock options		0	(11,000)	0
Cash paid for net shares repurchased from stock option exercise		(387,000)	0	0
Cash dividends paid		(2,394,000)	(1,668,000)	(1,702,000)
Net cash provided by financing activities		88,247,000	78,536,000	32,390,000
NET INCREASE IN CASH AND CASH EQUIVALENTS		18,168,000	30,622,000	9,937,000
Cash at beginning of the year		57,034,000	26,412,000	16,475,000
Cash at end of the year		75,202,000	57,034,000	26,412,000
SUPPLEMENTAL CASH FLOW DISCLOSURES
Interest		3,165,000	7,299,000	8,986,000
Federal income taxes		2,370,000	4,050,000	700,000
Change in deferred income taxes on net unrealized gain or loss on available-for-sale securities		894,000	(1,192,000)	(1,233,000)
Non-cash investing activities:
Recognition of right-of-use lease asset (other assets) and lease liability (other liabilities)		0	7,000	2,112,000
Change in net unrealized gain or loss on available-for-sale securities		(4,256,000)	5,675,000	5,869,000
Other Real Estate Owned [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on sale or write-down of asset		0	0	40,000
Premises and Equipment [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on sale or write-down of asset		$ 255,000	$ 0	$ 0

[1]	Not within the scope of ASC 606